PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
PREFERRED SHARES
PREFERRED SHARES

17.          PREFERRED SHARES

Series A Redeemable Convertible Preferred Shares

On September 23, 2005, the Company issued in aggregate 65,384,615 Series A Redeemable Convertible Preferred Shares (“Series A Preferred Shares”) as follows:

(i)                          46,153,846 Series A Preferred Shares (“PS-A Tranche I”) with 7,692,306 detachable warrants (Note 16) which were exercised into Series A Preferred Shares, to a group of third party investors for total gross cash proceeds of US$6,000,000

(ii)                      19,230,769 Series A Preferred Shares (“PS-A Tranche II”) were issued to another third party investor for total gross cash proceeds of US$2,500,000

During the period from September 14 to 21, 2007, the Company issued in aggregate 7,692,306 Series A Preferred Shares (“PS-A Tranche III”) upon the exercise of detachable warrants for deemed proceeds comprised of the fair value of the warrants at the date of exercise and the related exercise price totaling US$1,075,000 .

Series B Redeemable Convertible Preferred Shares

On April 20, 2007, the Company issued in aggregate 80,765,142 Series B Redeemable Convertible Preferred Shares (‘‘Series B Preferred Shares’’) as follows:

(i)                          73,005,789 Series B Preferred Shares (“PS-B Tranche I”) were issued to the Series A Preferred Shares investors and a group of new third party investors for total gross cash proceeds of US$28,500,000

(ii)                      7,759,353 Series B Preferred Shares (“PS-B Tranche II”) were issued to the 2006 and 2007 Convertible Note Holders upon the conversion of the 2006 and 2007 Convertible Notes with total deemed proceeds of US$3,029,096 (Note 15)

On July 7, 2009, 1,000,000 Series B Preferred Shares were repurchased by the Company at a purchase consideration equivalent to the par value of the Series B Preferred Shares.

Series C Redeemable Convertible Preferred Shares

On December 29, 2009, the Company issued in aggregate 44,780,836 Series C Redeemable Convertible Preferred Shares (‘‘Series C Preferred Shares’’) as follows:

(i)                          20,512,821 Series C Preferred shares (“PS-C Tranche I”) were issued to certain Series A and Series B Preferred Share investors for total gross cash proceeds of US$8,000,000

(ii)                     11,831,308 Series C Preferred Shares (“PS-C Tranche II”) were issued to the 2008 Convertible Note Holders upon the conversion of the 2008 Convertible Notes with deemed proceeds of US$3,605,000 (Note 15)

(iii)                   12,436,707 Series C Preferred Shares (“PS-C Tranche III”) were issued to the same PS-C Tranche I Series C Preferred Share investors on a pro rata basis for total gross cash proceeds of US$3,000,000

The key features of the Series A, Series B and Series C Preferred Shares are as follows:

Voting

The holder of each class of Series A, Series B and Series C Preferred Share is entitled to the number of votes into which such Series A, Series B and Series C Preferred Share could be converted into ordinary shares.  Preferred shareholders are entitled to vote on all matters submitted to a vote of shareholders.

Dividends

The holders of the Series B and Series C Preferred Shares are entitled to receive dividend when and if declared by the Board of Directors, on an as-converted basis prior to payment of any dividend with respect to Series A Preferred Shares and any ordinary shares of the Company.  The holders of the Series A Preferred Shares are entitled to receive dividends, when and if declared by the Board of Directors, on an as-converted basis prior to payment of any dividend with respect any ordinary shares of the Company.  No dividends will be paid to ordinary share holders of the Company, until a dividend (if declared) is paid in full to holders of the Series A, Series B and Series C Preferred Shares on an if-converted basis.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary or the occurrence of a Deemed Liquidation Event defined as (a) there is a consolidation, amalgamation, merger, sale, transfer or disposition or other change of control transactions of the Company with another entity such that the existing shareholders cease to retain a majority of the voting power; (b) there is a sale, transfer or disposition of all or substantially all of the assets of the Company;  (c)  the exclusive licensing of all or substantially all of the assets of the Company (unless waived by the holders of at least a majority of the outstanding Preferred Shares, voting together as a single group on an if-converted basis), the holders of Series B and Series C Preferred Shares, are entitled to receive, on parity with each other, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of Series A Preferred Shares and ordinary shareholders of the Company, 100% of the respective original issue price plus any declared but unpaid dividends.  After such payment has been made to holders of the Series B and Series C Preferred Shares, the holders of Series A Preferred Shares, are entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the ordinary shareholders of the Company, 100% of the original issue price plus any declared but unpaid dividends.  After such payment has been made to holders of the Series A Preferred Shares, any remaining assets or proceeds of the Company will be distributed pro rata to holders of ordinary shares, Series A, Series B and Series C Preferred Shares on an if-converted basis.

Redemption

At any time after September 23, 2009, each Series A Preferred Share is redeemable at the option of each holder of the Series A Preferred Shares, at a redemption price equal to 150% of the original price per share, plus all declared but unpaid dividends, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, or mergers.

At any time after four years from the Series B Preferred Shares issuance date (April 20, 2007), each Series B or Series C Preferred Shares is redeemable at the option of each holder of the Series B or Series C Preferred Shares, at a redemption price equal to 150% of the original price per share, plus all declared but unpaid dividends, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, or mergers.

Conversion

Each class of Series A, B, C Convertible Preferred Share is convertible, at the option of the holder, at any time into an ordinary share as determined by the quotient of the original issuance price and the then-effective conversion price.  The initial conversion price and conversion ratio is the original issuance price of each class of Series A, B, C Preferred Shares and one-for-one, respectively.

The above conversion prices are subject to adjustments in the event that the Company issues additional ordinary shares or additional deemed ordinary shares through options or convertible instruments for a consideration per share received by the Company (net of any selling concessions, discounts or commissions) less than the original Series A, Series B or Series C Preferred Shares conversion prices, as the case may be, in effect on the date of and immediately prior to such issue. In such event, the Series A, Series B or Series C conversion price is reduced, concurrently with such issue, to a price as adjusted according to an agreed-upon formula.  The above conversion prices are also subject to adjustments on a proportional basis upon other dilution events.

The Company’s Series B Preferred Share agreement contained a “2007 Performance Ratchet” whereby if the Company’s revenue for the financial year ending on December 31, 2007 is lower than RMB115,504,000, then the Series B Conversion Price would be immediately reduced to US$0.33461 (as adjusted for any subdivision, or combination or consolidated of the ordinary shares that may occur prior to the reduction of the Series B Conversion Price).

Similarly, the Company’s Series C Preferred Share agreement contained a “2009 Performance Ratchet” whereby if the earnings before income tax, depreciation and amortization (“EBITDA”) for the financial year ending December 31, 2009 is less than RMB113,500,000, then the Series C conversion price for Tranches I and II would be immediately reduced to an amount computed based on the product of (i) the PS-C Tranche I and II’s original issuance price and (ii) a fraction where the numerator is (a) the higher of a pre-money valuation of US$95,000,000 or the adjusted pre-money valuation computed using the quotient of the 2009 EBITDA and RMB113,500,000, multiplied by the old pre-money valuation of RMB112,210,000 and (b) the denominator is pre-money valuation of RMB112,210,000.

All Series A, Series B and Series C Preferred Shares will be automatically converted into ordinary shares of the Company at the then-effective conversion price upon to the closing of the Company’s qualified IPO.

Registration rights

The Series A, Series B and Series C Preferred Shares also contain registration rights which: (1) allow the holders to demand the Company to file a registration statement covering the offer and sale of Series A, Series B and Series C Preferred Shares after a qualified IPO; (2) require the Company to offer preferred shareholders an opportunity to include in a registration if the Company proposes to file a registration statement for a public offering of other securities; (3) allow the preferred shareholders to request the Company to file a registration statement on Form F-3 when the Company is eligible to use Form F-3.  The Company is required to use its best effort to effect the registration if requested by the Preferred Shares holders, but there is no requirement to pay cash damages in the event that Company fails to register its shares.

Drag-along sale

If at any time there is an offer to purchase all the equity in the Company, to merge or consolidate the Company with or into another corporation in which the Company is not the surviving entity; or a sale or transfer of all or substantially all the Company’s properties and assets, and in each case, the transaction is at arm’s length for an aggregate consideration of not less than US$300,000,000, then each preferred shareholder (except for one preferred shareholder as discussed below) shall sell, transfer, convey or assign the Series A, Series B and Series C Preferred Shares pursuant to, and so as to give effect to, such offer to purchase, merger or consolidation, sale or transfer.

Two preferred shareholders, Intel Capital (Cayman) Corporation and Intel Capital Corporation, have obtained a buy-out right (‘‘Buy-Out Right’’) pursuant to which the holders can elect to participate in a Drag-Along Sale as described above or if otherwise, the Company has the obligation to purchase all their holdings of 26,923,076 Series A and 2,800,367 Series C Preferred Shares, respectively, or ordinary shares resulting from the conversion of such Preferred Shares. The price payable for each Preferred Share purchased upon the exercise of the Buy-Out Right is the price per share payable to other holders of Series A, Series B and Series C Preferred Shares in the Drag-Along Sale.

Accounting for Series A, Series B and Series C Preferred Shares

The Series A, Series B and Series C Preferred Shares have been classified as mezzanine equity as these preferred shares may be redeemed at the option of the holders on or after an agreed upon date.

The initial carrying value of the PS-A Tranche I was based on the total consideration less the estimated fair value of the detachable Series A Warrants and transaction costs that were directly attributable to the issuance.  The initial carrying value of the PS-A Tranche II was based on the total consideration less transaction costs.  The initial carrying value of the PS-A Tranche III was based on the total deemed proceeds less transaction costs that were directly attributable to the issuance.  Deemed proceeds consist of the exercise price and the fair value of the Series A Warrants immediately before exercise (Note 16(a)).

The initial carrying value of the PS-B Tranche I was the total consideration less the transaction costs directly attributable to the issuance. The initial carrying value of the PS-B Tranche II was recorded at the carrying value of the 2006 and 2007 Convertible Notes immediately prior to conversion (Note 15(a) and (b)). In addition, an amount of RMB 12,023,000, representing the fair value of the Series B Preferred Shares investors’ obligation to finance the Founders’ options, was recognized as part of the initial carrying value of the PS-B Tranche I and II with a debit to Additional Paid-in Capital (Note 18(c)).

The initial carrying value of the PS-C Tranche I and III was based on the total consideration received for both tranches, since each tranche was issued to the same investors in the same proportion, and then allocated based on relative fair values of each respective tranche (due to the 2009 Performance Ratchet contained in Tranche I but not Tranche III). The initial carrying value of the PS-C Tranche II was recorded at the carrying value of the 2008 Convertible Notes immediately prior to conversion (Note 15(c)).

The holders of Series A, Series B and Series C Preferred Shares have the ability to convert the instrument into the Company’s ordinary shares.  The Company evaluated the embedded conversion option in these convertible preferred shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features.

The conversion options and the contingent redemption options of the Series A, Series B and Series C Preferred Shares do not qualify for bifurcation accounting because the underlying ordinary shares are not publicly traded nor are they readily convertible into cash. There are no other significant embedded derivatives that are required to be bifurcated.

Beneficial conversion features exist when the conversion price of the redeemable convertible preferred shares is lower than the fair value of the ordinary share at the commitment date.  Since the redeemable convertible preferred shares are convertible from inception but contains conversion terms that change upon the occurrence of a future event, the contingent beneficial conversion feature is measured at the commitment date but not recognized until the contingency is resolved.  The Company determined the estimated fair values of the ordinary share with the assistance from an independent appraisal firm.

On September 23, 2005, the commitment date, the effective conversion price used to measure the BCF for PS-A Tranche I and II was US$0.11 and US$0.13, respectively. No BCF was recognized as the estimated fair-value per ordinary share at the commitment date was US$0.08, which was less than the respective effective conversion prices. No BCF was recognized for PS-A Tranche III upon the exercise of the Series A Warrants (Note 16(a)).

On April 20, 2007, the commitment date, the effective conversion price used to measure the BCF for PS-B Tranche I and II was US$0.41. No BCF was recognized as the estimated fair value per ordinary share at the commitment date was US$0.30, which was less than the effective conversion price. No incremental BCF on PS-B Trance II was recognized as the effective conversion price based on the deemed proceeds of the conversion of 2006 and 2007 Convertible Notes was higher than the fair value of the ordinary shares (Note 15 (a) and (b)). No contingent BCF was recognized when the contingency of the 2007 Performance Ratchet was resolved.

On December 29, 2009, the commitment date, the effective conversion prices used to measure the BCF for PS-C Tranche I and III are determined on a relative fair value method ( due to the existence of the 2009 Performance Ratchet on tranche I but not tranche III) and were US$0.35 and US$0.31, respectively. No BCF was recognized as the fair value per ordinary share at the commitment date was US$0.30, which was less than the effective conversion prices. No incremental BCF on PS-C Trance II was recognized as the effective conversion price based on the deemed proceeds of the conversion of 2008 Convertible Notes was higher than the fair value of the ordinary shares (Note 15 (c)). On December 31, 2009, when the contingency of the 2009 Performance Ratchet was resolved, the adjusted effective conversion prices used to measure contingent BCF for PS-C Tranche I and II were US$0.29 and US$0.26, respectively. The Company subsequently recorded a contingent BCF of US$177,085 and US$651,136 for PS-C Tranche I and II, as the fair value per ordinary share on December 29, 2009, the commitment date, was US$0.30. The discount from recording such BCF was immediately accreted in full as to the earliest conversion date is also the issuance date, and was treated as a return to the Series C Preferred Shareholders.

As a result of the resolution of the Series C Preferred Share 2009 Performance Contingency Ratchet, the Series C Preferred Shares Tranche I and II’s conversion prices were adjusted in accordance with the terms of the Tranche I and II Preferred Shares. Accordingly, the conversion ratio for each Series C Preferred Share within Tranche I and II was adjusted from 1 to 1.182 and 1 to 1.172, respectively. Concurrently, the revised Series C Preferred Share conversion prices triggered an anti-dilution provision contained in the Series B Preferred Share agreement with an adjustment to Series B’s conversion price ratio from 1 to 1.027. No contingent BCF was required to be recognized as a result.

The initial carrying values of the Series A, Series B and Series C Preferred Shares were accreted to the redemption value from the respective issuance dates to the earliest redemption date using the effective interest method. As a result, deemed dividends of RMB30,772,000 and RMB31,935,000 were recorded for the years ended December 31, 2009 and 2010, respectively.

On July 7, 2009, the Company repurchased 1,000,000 of its Series B Preferred Shares at the equivalent of the par value of these Series B Preferred Shares from each Series B Preferred Shareholders on a pro rata basis with an aggregate purchase consideration of US$100. Accordingly, the difference between the purchase consideration and the carrying amount of the corresponding Series B Preferred Shares of US$491,705 was recognized as a credit in Additional Paid-in Capital.

All of the Company’s classes of issued and outstanding Series A, Series B and Series C Preferred Shares were automatically converted into 205,565,425 ordinary shares of the Company concurrent with the Company’s IPO on October 1, 2010.

The movements in the carrying value of the Company’s Series A Preferred Shares are summarized as follows:

	PS-A Tranche I	PS-A Tranche II	PS-A Tranche III	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Balance as of January 1, 2010	60,190	27,384	23,104	110,678
Foreign currency translation adjustments	(1,214)	(552)	(466)	(2,232)
Automatic conversion to ordinary shares upon the Company’s IPO	(58,976)	(26,832)	(22,638)	(108,446)
Balance as of December 31, 2010	—	—	—	—

The movements in the carrying value of the Company’s Series B Preferred Shares are summarized as follows:

	PS-B Tranche I	PS-B Tranche II	Total
	RMB’000	RMB’000	RMB’000

Balance as of January 1, 2010	250,718	27,004	277,722
Accretion	19,032	2,023	21,055
Foreign currency translation adjustments	(5,362)	(570)	(5,932)
Automatic conversion to ordinary shares upon the Company’s IPO	(264,388)	(28,457)	(292,845)
Balance as of December 31, 2010	—	—	—

The movements in the carrying value of the Company’s Series C Preferred Shares are summarized as follows:

	PS-C Tranche I	PS-C Tranche II	PS-C Tranche III	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Balance as of January 1, 2010	54,626	24,616	20,484	99,726
Accretion	14,243	6,419	5,341	26,003
Foreign currency translation adjustments	(1,326)	(598)	(497)	(2,421)
Automatic conversion to ordinary shares upon the Company’s IPO	(67,543)	(30,437)	(25,328)	(123,308)
Balance as of December 31, 2010	—	—	—	—